Other Operating Gains Net - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of Other Operating Gains [Line Items]
Other operating (losses) gains, net	$ 80	$ 261	$ 48	$ 305
Refinitiv warrants [member]
Disclosure of Other Operating Gains [Line Items]
Other operating (losses) gains, net	$ 54	$ 256	$ 1	$ 275